Other Comprehensive (loss) Income (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Other Comprehensive Income (Loss) [Line Items]
Net unrealized holding (loss) gain on available-for-sale securities	$ (4,108)	$ 736
Reclassification adjustment for realized gains in net income	(109)	(113)
Other comprehensive (loss) income before income tax effect	(4,217)	623
Income tax benefit (expense)	1,434	(212)
Other comprehensive (loss) income, net of tax	$ (2,783)	$ 411